Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Basic and Diluted Earnings Per Share
The following table presents our basic and diluted earnings per share for the years ended December 31, 2020 and 2019:

	Year ended December 31,
	2020	2019
Basic and diluted earnings per share
Net loss for the year	(142,869)	(20,910)
Less: Net loss for the year attributable to redeemable non-controlling interest	282	—

Net loss for the year attributable to Despegar.com, Corp.	(142,587)	(20,910)

Accretion of redeemable non-controlling interest to redemption value	(78)	—
Accretion of redeemable Series A preferred stock to redemption value	(2,831)	—
Accrued dividends of redeemable Series A preferred stock	(4,212)	—
Dividends of redeemable Series B preferred stock	(553)	—

Net loss for the year attributable to Despegar.com, Corp. common shareholders	(150,261)	(20,910)

Numerator of basic and diluted earnings per share	(150,261)	(20,910)

Weighted average common shares outstanding—basic and diluted	73,001	69,465
Denominator of basic and diluted earnings per share	73,001	69,465

Basic and diluted earnings per share	(2.06)	(0.30)